Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Above Market Leases [Member] | Hoegh Gallant [Member]
Earnings per unit
Finite-Lived Intangible Asset, Useful Life	3 years 4 months 24 days
Above Market Leases [Member] | Hoegh Grace entities [Member]
Earnings per unit
Finite-Lived Intangible Asset, Useful Life	9 years 6 months
Option for time charter extension [Member] | Hoegh Gallant [Member]
Earnings per unit
Finite-Lived Intangible Asset, Useful Life	5 years 3 months 18 days